Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 22, 2016
Entity Registrant Name	dei_EntityRegistrantName	ULTRA SERIES FUND
Central Index Key	dei_EntityCentralIndexKey	0000732697
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 24, 2016
Document Effective Date	dei_DocumentEffectiveDate	Aug. 22, 2016
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	cik0000732697_SupplementTextBlock
Ultra Series Fund
Supplement Dated August 24, 2016

This Supplement amends the Prospectus of the Ultra Series Fund (“USF”) Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund, and Madison Target Retirement 2050 Fund dated May 1, 2016, as supplemented May 20, 2016 and May 25, 2016 and the Statement of Additional Information of USF dated May 1, 2016, as supplemented May 25, 2016 and July 28, 2016.

Effective August 22, 2016, each USF Target Retirement Fund, namely, the Madison Target Retirement 2020 Fund, the Madison Target Retirement 2030 Fund, the Madison Target Retirement 2040 Fund and the Madison Target Retirement 2050 Fund (collectively, the “USF Target Retirement Funds”) will invest substantially all of its assets in a corresponding newly-created series of Goldman Sachs Trust II, the Goldman Sachs Target Date 2020 Portfolio, the Goldman Sachs Target Date 2030 Portfolio, the Goldman Sachs Target Date 2040 Portfolio, and the Goldman Sachs Target Date 2050 Portfolio, respectively (collectively, the “GS Target Date Portfolios”). By investing in the corresponding GS Target Date Portfolio, each USF Target Retirement Fund will seek its investment objective through its investment in the corresponding GS Target Date Portfolio rather than through direct investments in individual securities. Each GS Target Date Portfolio will, in turn, invest in securities, in accordance with its investment objective and principal investment strategies. Madison Asset Management, LLC (“Madison”) is the investment adviser of the USF Target Retirement Funds and the sub-adviser of the GS Target Date Portfolios.

Ultra Series Fund | Madison Target Retirement 2020 Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Madison Target Retirement 2020 Fund
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
On each fund summary page, under the heading “Principal Investment Strategies,” the following updates are made:

•
All references to the Madison Target Retirement 2020, 2030, 2040, 2050 Funds, series of the Madison Funds Trust, are hereby replaced with references to the Goldman Sachs Target Date 2020, 2030, 2040 and 2050 Portfolios, series of Goldman Sachs Trust II, respectively.

•	All references to “Madison Fund” are hereby replaced with “GS Portfolio”.

•	All references to Madison as the investment adviser of each Madison Fund are deleted and replaced with GSAM, as the investment adviser of the GS Portfolios, sub-advised by Madison.

•	All references to affiliated underlying funds of Madison are deleted.

•	All references to Madison’s “Participate and Protect®” investment philosophy are deleted.

•	The chart illustrating the fund’s asset allocation over time is deleted and replaced with the following:

Ultra Series Fund | Madison Target Retirement 2020 Fund | Madison Target Retirement 2020 Fund, Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%	[2],[3],[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.54%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	184
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	336
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 779
Ultra Series Fund | Madison Target Retirement 2030 Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Madison Target Retirement 2030 Fund
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
On each fund summary page, under the heading “Principal Investment Strategies,” the following updates are made:

•
All references to the Madison Target Retirement 2020, 2030, 2040, 2050 Funds, series of the Madison Funds Trust, are hereby replaced with references to the Goldman Sachs Target Date 2020, 2030, 2040 and 2050 Portfolios, series of Goldman Sachs Trust II, respectively.

•	All references to “Madison Fund” are hereby replaced with “GS Portfolio”.

•	All references to Madison as the investment adviser of each Madison Fund are deleted and replaced with GSAM, as the investment adviser of the GS Portfolios, sub-advised by Madison.

•	All references to affiliated underlying funds of Madison are deleted.

•	All references to Madison’s “Participate and Protect®” investment philosophy are deleted.

•	The chart illustrating the fund’s asset allocation over time is deleted and replaced with the following:

Ultra Series Fund | Madison Target Retirement 2030 Fund | Madison Target Retirement 2030 Fund, Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Ultra Series Fund | Madison Target Retirement 2040 Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Madison Target Retirement 2040 Fund
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
On each fund summary page, under the heading “Principal Investment Strategies,” the following updates are made:

•
All references to the Madison Target Retirement 2020, 2030, 2040, 2050 Funds, series of the Madison Funds Trust, are hereby replaced with references to the Goldman Sachs Target Date 2020, 2030, 2040 and 2050 Portfolios, series of Goldman Sachs Trust II, respectively.

•	All references to “Madison Fund” are hereby replaced with “GS Portfolio”.

•	All references to Madison as the investment adviser of each Madison Fund are deleted and replaced with GSAM, as the investment adviser of the GS Portfolios, sub-advised by Madison.

•	All references to affiliated underlying funds of Madison are deleted.

•	All references to Madison’s “Participate and Protect®” investment philosophy are deleted.

•	The chart illustrating the fund’s asset allocation over time is deleted and replaced with the following:

Ultra Series Fund | Madison Target Retirement 2040 Fund | Madison Target Retirement 2040 Fund, Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Ultra Series Fund | Madison Target Retirement 2050 Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Madison Target Retirement 2050 Fund
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
On each fund summary page, under the heading “Principal Investment Strategies,” the following updates are made:

•
All references to the Madison Target Retirement 2020, 2030, 2040, 2050 Funds, series of the Madison Funds Trust, are hereby replaced with references to the Goldman Sachs Target Date 2020, 2030, 2040 and 2050 Portfolios, series of Goldman Sachs Trust II, respectively.

•	All references to “Madison Fund” are hereby replaced with “GS Portfolio”.

•	All references to Madison as the investment adviser of each Madison Fund are deleted and replaced with GSAM, as the investment adviser of the GS Portfolios, sub-advised by Madison.

•	All references to affiliated underlying funds of Madison are deleted.

•	All references to Madison’s “Participate and Protect®” investment philosophy are deleted.

•	The chart illustrating the fund’s asset allocation over time is deleted and replaced with the following:

Ultra Series Fund | Madison Target Retirement 2050 Fund | Madison Target Retirement 2050 Fund, Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none

[1]	In order to avoid charging duplicate fees to the USF Target Retirement Fund, for as long as the USF Target Retirement Fund invests substantially all of its assets in the corresponding GS Target Date Portfolio, series of Goldman Sachs Trust II, sub-advised by Madison, no management or services fees will be paid by the USF Target Date Fund.
[2]	Fees and expenses incurred indirectly by each USF Target Retirement Fund as a result of investing in Class R6 shares of the GS Target Date Portfolio, a series of Goldman Sachs Trust II, and the underlying funds in which the GS Target Date Portfolio invests.
[3]	Goldman Sachs Asset Management, L.P. (“GSAM”), the Investment Adviser of the GS Target Date Portfolio, has agreed to limit its fees and expenses (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.30% of each GS Target Date Portfolio average daily net assets. These arrangements will remain in effect through at least August 22, 2018, and prior to such date, GSAM may not terminate the arrangements without the approval of the Board of Trustees of the GS Target Date Portfolio.
[4]	The acquired fund fees and expenses have been estimated to reflect the fees and expenses expected to be incurred during the current fiscal year.